Financial investments and financial receivables - Current financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial investments	$ 15,335	$ 29,224
Time deposits
Disclosure of financial assets [line items]
Financial investments	9,715	17,846
Interest-bearing securities
Disclosure of financial assets [line items]
Financial investments	$ 5,620	$ 11,378